CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 282,756	$ 279,551	$ 197,543
Cost of Revenues	200,261	204,061	143,318
Impairment of long lived assets			10,137
Gross profit (loss)	82,495	75,490	44,088
Research and development, net	28,014	24,853	22,412
Selling and marketing	23,759	23,411	24,823
General and administrative	19,861	26,471	18,644
Restructuring costs			1,508
Goodwill impairment			20,402
Operating income (loss)	10,861	755	(43,701)
Financial expenses, net	(4,307)	(4,843)	(7,243)
Income (loss) before taxes on income	6,554	(4,088)	(50,944)
Taxes on income (benefit)	(247)	1,252	1,190
Net income (loss) from continuing operations	6,801	(5,340)	(52,134)
Loss from discontinued operations			(200)
Net income (loss)	6,801	(5,340)	(52,334)
Depreciation and amortization expenses	13,140	13,108	15,072
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	83,866	94,001	100,935
Cost of Revenues	53,447	57,403	63,425
Impairment of long lived assets
Gross profit (loss)	30,419	36,598	37,510
Research and development, net	12,172	12,599	14,175
Selling and marketing	16,925	17,153	16,839
General and administrative	6,016	10,657	6,622
Restructuring costs			1,078
Goodwill impairment
Operating income (loss)	(4,694)	(3,811)	(1,204)
Depreciation and amortization expenses	3,600	4,467	4,546
Mobility [Member]
Segment Reporting Information [Line Items]
Revenues	88,397	62,911	41,112
Cost of Revenues	46,493	40,962	30,715
Impairment of long lived assets
Gross profit (loss)	41,904	21,949	10,397
Research and development, net	15,842	12,254	8,237
Selling and marketing	5,782	5,483	6,947
General and administrative	6,326	9,138	6,271
Restructuring costs			421
Goodwill impairment			20,402
Operating income (loss)	13,954	(4,926)	(31,881)
Depreciation and amortization expenses	7,902	7,530	7,322
Services [Member]
Segment Reporting Information [Line Items]
Revenues	110,493	122,639	55,496
Cost of Revenues	100,321	105,696	49,178
Impairment of long lived assets			10,137
Gross profit (loss)	10,172	16,943	(3,819)
Research and development, net
Selling and marketing	1,052	775	1,037
General and administrative	7,519	6,676	5,751
Restructuring costs			9
Goodwill impairment
Operating income (loss)	1,601	9,492	(10,616)
Depreciation and amortization expenses	$ 1,638	$ 1,111	$ 3,204